ASSET HELD FOR SALE (Tables)	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Disclosure of detailed information about assets held for sale [Table Text Block]

Purchase Price	$74,000
Less: fees directly attributable to sale	(4,111)
Maseve asset held for sale at August 31, 2017	$69,889
Fees paid in fiscal 2018	1,000
Proceeds from Sale	(71,695)
Loss on partial disposal of the asset held for sale	(2,305)
Surface rights remaining for sale	285
Remaining liability (see note 8)	2,826
Remaining asset held for sale August 31, 2018	$-